Disclosure of other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade payables	$ 18,281	$ 10,752
Trade related accruals	11,378	12,015
Payroll and related benefits	4,028	3,209
Environmental duty	1,047	1,149
Other accrued liabilities	833	1,069
Trade and other payables	$ 35,567	$ 28,194